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January 14, 2005	Mark C. Amorosi 202.778.9351 Fax: 202.778.9100 mamorosi@klng.com

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Ladies and Gentlemen:

Re:	AXA Enterprise Funds Trust – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of AXA Enterprise Funds Trust (the “Trust”), transmitted herewith for filing is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Notice of Special Meeting of Shareholders of the Enterprise Growth Fund, Enterprise Multi-Cap Growth Fund and Enterprise Strategic Allocation Fund, each a series (each an “Acquired Fund”) of The Enterprise Group of Funds, Inc. (the “Corporation”), a Combined Proxy Statement and Prospectus and a Form of Proxy relating to the special meeting of shareholders of the Corporation scheduled to be held in April 2005 (the “Meeting”). The Meeting is being held to request shareholder approval of the reorganization of each Acquired Fund from a series of the Corporation into AXA Enterprise Growth Fund, a series of the Trust, which is managed by AXA Equitable Life Insurance Company.

Pursuant to Rule 488 under the Securities Act of 1933, as amended, this Registration Statement will become effective 30 days from today.

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact Arthur J. Brown at (202) 778-9046 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosure